Significant accounting policies and new accounting standards (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of subsidiaries	The Company’s principal subsidiaries, their jurisdiction of incorporation and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of incorporation	Ownership percentage
Loan Payment Pro ("LPP")	United States	60%
Nuvei Commerce LLC (formerly known as "Base Commerce Acquisition Company, LLC")	United States	100%
Nuvei Consulting Services Ltd. (Fomerly known as "SafeCharge (Israel) Ltd.")	Israel	100%
Nuvei International Group Limited (formerly known as "SafeCharge International Group Limited")	Guernsey	100%
Nuvei Ltd. (formerly known "SafeCharge Digital Limited")	Cyprus	100%
Nuvei Technologies Corp.	Canada	100%
Nuvei Technologies Inc.	United States	100%
Nuvei Technology & Services B.V. (formerly known as "Smart2Pay Technology & Services B.V.")	Netherlands	100%
Nuvei US LLC (formerly known as "Mazooma US Inc.")	United States	100%
SimplexCC Ltd.	Israel	100%

Schedule of estimated useful lives of property and equipment
Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is recognized in profit or loss as follows:

Assets	Period
Terminals	3 to 5 years
Computer equipment	3 years
Office equipment, furniture and fixtures	5 years
Leasehold improvements	Lease term
Right-of-use assets – Buildings	Lease term

Schedule of estimated useful lives of intangible assets
The estimated useful lives for current and comparative periods are as follows:

Assets	Period
Development costs – Computer software	3 - 5 years
Trademarks	3 - 15 years
Technologies	3 - 15 years
Partner and merchant relationships	5 - 15 years

Schedule of financial instruments classification	The Company’s financial instruments have been classified as follows:

Financial instruments	Classification
Financial assets
Cash	Amortized cost
Trade and other receivables	Amortized cost
Segregated funds	Amortized cost
Advances to third parties	FVTPL
Processor deposits	Amortized cost
Investments [1]	FVTPL

Financial liabilities
Trade and other payables	Amortized cost
Put option liability [2]	FVTPL
Contingent considerations [3]	FVTPL
Due to merchants	Amortized cost
Loans and borrowings	Amortized cost